Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Maxim Ariel MidCap Value Portfolio

(the “Portfolio”)

Supplement dated October 20, 2011 to the Prospectus for the Portfolio, dated July 19, 2011

The following is added to the “Management and Organization” section on page 5 of the Prospectus:

Legal Proceedings

Several lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and MCM were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The same indenture trustees have filed similar lawsuits in other jurisdictions against former Tribune shareholders. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

The lawsuits allege no misconduct by the Fund, MCM, or the Portfolio, and the Fund, MCM, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value.

As of September 30, 2011, the Maxim Ariel MidCap Value Portfolio had total net assets of $37,965,922. The Maxim Ariel MidCap Value Portfolio received appropriately $23,706,030 in proceeds from sales of Tribune Company shares made on the open market after the leveraged buyout was announced to the public.

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated July 19, 2011.

Please keep this Supplement for future reference.

Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Maxim T. Rowe Price Equity/Income Portfolio

(the “Portfolio”)

Supplement dated October 20, 2011 to the Prospectus for the Portfolio, dated July 19, 2011

The “Legal Proceedings” section beginning on page 5 of the Prospectus is deleted and replaced in its entirety with the following:

Legal Proceedings

Two lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and MCM were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The Portfolio was also named as a defendant in this lawsuit. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

The lawsuits allege no misconduct by the Fund, MCM, or the Portfolio, and the Fund, MCM, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value.

As of September 30, 2011, the Portfolio had total net assets of $611,382,089. The value of the proceeds received by the Portfolio in connection with the leveraged buyout is approximately $14,059,000.

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.

Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Maxim Stock Index Portfolio

(the “Portfolio”)

Supplement dated October 20, 2011 to the Prospectus for the Portfolio, dated July 19, 2011

The “Legal Proceedings” section beginning on page 5 of the Prospectus is deleted and replaced in its entirety with the following:

Legal Proceedings

Two lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and MCM were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

The lawsuits allege no misconduct by the Fund, MCM, or the Portfolio, and the Fund, MCM, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value.

As of September 30, 2011, the Portfolio had total net assets of $258,058,005. The value of the proceeds received by the Portfolio in connection with the leveraged buyout is approximately $83,232.

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.

Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Maxim S&P 500® Index Portfolio

(the “Portfolio”)

Supplement dated October 20, 2011 to the Prospectus for the Portfolio, dated July 19, 2011

The “Legal Proceedings” section beginning on page 5 of the Prospectus is deleted and replaced in its entirety with the following:

Legal Proceedings

Two lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and MCM were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

The lawsuits allege no misconduct by the Fund, MCM, or the Portfolio, and the Fund, MCM, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value.

As of September 30, 2011, the Portfolio had total net assets of $844,813,425. The value of the proceeds received by the Portfolio in connection with the leveraged buyout is approximately $170,136.

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.